FAIR VALUE MEASUREMENT (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($) $ / $
Fair Value Disclosures [Abstract]
Investment Foreign Currency, Contract, Amount Purchased			$ 50.1
Derivative, Average Forward Exchange Rate | $ / $	1.3176		1.3176
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ 1,201	$ 307
Line of Credit Facility, Maximum Borrowing Capacity	$ 30,000	10,000
Line of Credit Facility, Expiration Date	Jul. 31, 2021
Standby Letters of Credit Facility, Maximum Capacity	$ 1,500	$ 10,000
Letters of Credit Outstanding, Amount	$ 100